Segmented information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenues	$ 568,521	$ 585,584	$ 599,757
Gross Profit/(loss)	(130,934)	98,041	155,961
Operating expenses	27,079,553	20,707,307	13,163,705
Current income tax recovery	(404)	1,600	(1,286)
Income tax/(recovery)	(32,148)	(80,725)
Net loss/(income)	(63,046,905)	(23,212,698)	(7,745,313)
FX translation	(4,447,387)	(597,464)	466,885
Comprehensive loss/(income)	(58,832,999)	(22,314,225)	(8,509,021)
Inventory	609,094	578,753
Plant and equipment	9,290,308	7,707,863
Electric Vehicles
Disclosure of operating segments [line items]
Revenues	0	0
Gross Profit/(loss)	0	0
Operating expenses	(26,837,127)	(20,341,597)	(12,811,978)
Other items	(36,062,460)	(2,666,853)	5,278,597
Current income tax recovery	(725)	(1,600)
Deferred income tax recovery	0	0
Net loss/(income)	(62,900,312)	(23,010,050)	(7,533,381)
FX translation	4,213,906	898,473	(763,708)
Comprehensive loss/(income)	(58,686,406)	(22,111,577)	(8,297,089)
Inventory	305,443	237,029
Plant and equipment	9,014,777	7,391,375
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	568,521	585,584	599,757
Gross Profit/(loss)	(130,934)	98,041	155,961
Operating expenses	(242,426)	(365,710)	(351,727)
Other items	193,490	(15,704)	(17,452)
Current income tax recovery	1,129	0	1,286
Deferred income tax recovery	32,148	80,725
Net loss/(income)	(146,593)	(202,648)	(211,932)
FX translation		0
Comprehensive loss/(income)	(146,593)	(202,648)	$ (211,932)
Inventory	303,651	341,724
Plant and equipment	$ 275,531	$ 316,488